Revenue and related balances - Accrued revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Balance, beginning of period	$ 3,486	$ 3,288
Decrease from transfers to trade receivables	(2,146)	(4,068)
Increase from revenue recognized	2,622	4,266
Balance, end of period	$ 3,962	$ 3,486